Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2018
Other Long-term Liabilities [Abstract]
Other Long-term Liabilities	Note 11 – Other Long-term Liabilities Other long-term liabilities represent cash and property, plant and equipment items received in respect of lease of additional office space.